Fair Value - Contingent consideration (Details) $ in Thousands	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration	$ 1,596
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	6.7	9.0
Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	25.7	9.96			15.26
Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	31.5	9.98			16.26
Revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input		18.00			19.00
Cost of capital | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	25.7
Cost of capital | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	32.5
Cost of capital | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input		21.50			29.50
Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input | $ / shares	17.70		14.27
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input | $ / shares	20.00		20.00
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	80.0	60.0
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	38.1
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, measurement input	68.5
Income approach
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration				$ 1,800
Monte Carlo simulation method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration	$ 1,273			$ 1,749
Monte Carlo simulation method | Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input	17.70	14.27
Monte Carlo simulation method | Exercise Price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input	20	18	18
Monte Carlo simulation method | Exercise Price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input	22	20	20
Monte Carlo simulation method | Exercise Price | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input		22	22
Monte Carlo simulation method | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input	75	60
Monte Carlo simulation method | Forfeiture Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration Earnout, Measurement Input	16	16